Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.6	0.6
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	6,610,107	6,610,107
Ordinary shares, shares outstanding	6,610,107	6,610,107